Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Earnings before income taxes	$ 154,559	$ 265,779
Federal and provincial statutory rates	24.00%	24.00%	15.00%
Tax at statutory rates	$ 37,094	$ 63,787
Adjusted for the effect of:
Non-deductible expenses	4,422	2,426
Non-taxable capital gains	(367)	(2,551)
Gain on acquisition		(6,222)
Impact of foreign tax rates	(895)	(2,450)
Withholding taxes	356	337
Taxes related to prior years	(3,036)	(4,945)
Tax assets not recognized	5,655	8,629
Deferred tax assets recognized		(82,476)
Income taxes	$ 43,229	$ (23,465)